Guarantor Financial Statements Condensed Consolidating Statement of Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2013
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The changes in the components of accumulated other comprehensive income, net of tax, for the quarter and nine months ended September 30, 2013 were as follows:

(In thousands)	Net cumulative currency translation gains (losses)	Net unrealized losses on qualifying cash flow hedges	Unrealized gains on available-for-sale investment	Net unrecognized losses related to pension and severance plans (1)	Total
Balance at June 30, 2013	$252	$(8,463)	$—	$(24,977)	$(33,188)
Other comprehensive income (loss) before reclassifications	(753)	(6,183)	—	(42)	(6,978)
Amounts reclassified from accumulated other comprehensive income	—	3,837	—	342	4,179
Net current-period other comprehensive income	(753)	(2,346)	—	300	(2,799)
Balance at September 30, 2013	$(501)	$(10,809)	$—	$(24,677)	$(35,987)

(In thousands)	Net cumulative currency translation gains (losses)	Net unrealized losses on qualifying cash flow hedges	Unrealized gains on available-for-sale investment	Net unrecognized losses related to pension and severance plans (1)	Total
Balance at December 31, 2012	$(120)	$(16,562)	$404	$(24,247)	$(40,525)
Other comprehensive income (loss) before reclassifications	(381)	(8,308)	157	(1,448)	(9,980)
Amounts reclassified from accumulated other comprehensive income	—	14,061	(561)	1,018	14,518
Net current-period other comprehensive income	(381)	5,753	(404)	(430)	4,538
Balance at September 30, 2013	$(501)	$(10,809)	$—	$(24,677)	$(35,987)
(1) Net of deferred tax liability of $150, $153 and $283 as of September 30, 2013, June 30, 2013 and December 31, 2012, respectively.

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income (Unaudited)
Nine Months Ended September 30, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(72,388)	$(18,170)	$4,203	$(44,379)	$58,346	$(72,388)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	114	—	114

Change in fair value of available-for-sale investment	2,883	—	—	—	—	2,883

Unrealized losses on derivatives for the period	—	—	—	(5,772)	—	(5,772)
Derivative (gains) losses reclassified into Net Sales	—	—	—	(3,628)	—	(3,628)
Derivative gains reclassified into Cost of sales	—	—	—	(13,475)	—	(13,475)
Net other comprehensive income (loss) related to derivatives	—	—	—	(22,875)	—	(22,875)

Actuarial gains (losses) for the period, net of tax	—	185	—	404	—	589
Pension cost amortization	—	281	—	524	—	805
Net other comprehensive income (loss) related to defined benefit pension and severance plans	—	466	—	928	—	1,394

Other comprehensive income (loss) of investments in subsidiaries	(21,367)	(21,833)	—	—	43,200	—

Comprehensive income (loss)	$(90,872)	$(39,537)	$4,203	$(66,212)	$101,546	$(90,872)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income (Unaudited)
Nine Months Ended September 30, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$15,663	$65,117	$6,121	$76,434	$(147,672)	$15,663
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	(381)	—	(381)

Change in fair value of available-for-sale investment	157	—	—	—	—	157
Realized gains of available-for-sale investment reclassified into Other income (expense), net	(561)	—	—	—	—	(561)
Net other comprehensive income (loss) related to available-for-sale investment	(404)	—	—	—	—	(404)

Unrealized losses on derivatives for the period	—	—	—	(8,308)	—	(8,308)
Derivative (gains) losses reclassified into Net Sales	—	—	—	21,328	—	21,328
Derivative gains reclassified into Cost of sales	—	—	—	(7,267)	—	(7,267)
Net other comprehensive income (loss) related to derivatives	—	—	—	5,753	—	5,753

Actuarial gains (losses) for the period, net of tax	—	841	—	(2,289)	—	(1,448)
Pension cost amortization	—	372	—	646	—	1,018
Net other comprehensive income (loss) related to defined benefit pension and severance plans	—	1,213	—	(1,643)	—	(430)

Other comprehensive income (loss) of investments in subsidiaries	4,942	3,729	—	—	(8,671)	—

Comprehensive income (loss)	$20,201	$70,059	$6,121	$80,163	$(156,343)	$20,201

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income (Unaudited)
Quarter Ended September 30, 2013
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(17,814)	$199	$(1,237)	$9,029	$(7,991)	$(17,814)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	(753)	—	(753)

Unrealized losses on derivatives for the period	—	—	—	(6,183)	—	(6,183)
Derivative (gains) losses reclassified into Net sales	—	—	—	6,114	—	6,114
Derivative gains reclassified into Cost of sales	—	—	—	(2,277)	—	(2,277)
Net other comprehensive income (loss) related to derivatives	—	—	—	(2,346)	—	(2,346)

Actuarial gains (losses) for the period, net of tax	—	—	—	(42)	—	(42)
Pension cost amortization	—	124	—	218	—	342
Net other comprehensive income (loss) related to defined benefit pension and severance plans	—	124	—	176	—	300

Other comprehensive income (loss) of investments in subsidiaries	(2,799)	(2,923)	—	—	5,722	—

Comprehensive income (loss)	$(20,613)	$(2,600)	$(1,237)	$6,106	$(2,269)	$(20,613)

Chiquita Brands International, Inc.
Condensed Consolidating Statement of Comprehensive Income (Unaudited)
Quarter Ended September 30, 2012
(in thousands)
	CBII	CBLLC	Guarantor	Non-Guarantor	Consolidating	Company
	(Co-issuer)	(Co-issuer)	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net income (loss)	$(66,754)	$(45,478)	$(5,043)	$(46,499)	$97,020	$(66,754)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	—	—	—	(242)	—	(242)

Change in fair value of available-for-sale investment	1,405	—	—	—	—	1,405

Unrealized gains (losses) on derivatives for the period	—	—	—	(1,371)	—	(1,371)
Derivative (gains) losses reclassified into Net Sales	—	—	—	753	—	753
Derivative gains reclassified into Cost of sales	—	—	—	(3,822)	—	(3,822)
Net other comprehensive income (loss) related to derivatives	—	—	—	(4,440)	—	(4,440)

Actuarial gains (losses) for the period, net of tax	—	—	—	18	—	18
Pension cost amortization	—	94	—	180	—	274
Net other comprehensive income (loss) related to defined benefit pension and severance plans	—	94	—	198	—	292

Other comprehensive income (loss) of investments in subsidiaries	(4,390)	(4,484)	—	—	8,874	—

Comprehensive income (loss)	$(69,739)	$(49,868)	$(5,043)	$(50,983)	$105,894	$(69,739)